Dividends (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividends [Abstract]
Distribution of dividends percentage	40.00%
Dividends	S/ 19.8	S/ 43.0
Paid to noncontrolling interest parties amount	S/ 14.6	S/ 26.0